Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 791,302	¥ 678,125
Accumulated amortization	(354,208)	(264,459)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	280,715	226,142
Accumulated amortization	(118,363)	(80,334)
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	26,485	23,758
Accumulated amortization	(3,658)	(1,409)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,896	20,214
Accumulated amortization	(5,894)	(2,154)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	115,341	98,852
Accumulated amortization	(73,314)	(58,865)
Music Catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	183,398	157,699
Accumulated amortization	(62,255)	(45,570)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	26,702	27,401
Accumulated amortization	(18,939)	(19,419)
Television carriage agreements (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	41,264	36,216
Accumulated amortization	(4,759)	(2,370)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	95,501	87,843
Accumulated amortization	¥ (67,026)	¥ (54,338)